Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Schedule of other current liabilities

Other current liabilities consisted of the following at:

	December 31,	December 31,
	2024	2023
Corporation taxes payable	$-	$-
Withholding tax payable	454,883	81,324
Other current liabilities	(311,810)	4,393
Total other current liabilities	$143,073	$85,717